Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000050722
Average Annual Return [Line Items]
Average Annual Return, Percent	0.68%	2.19%	3.18%
C000174022
Average Annual Return [Line Items]
Average Annual Return, Percent	3.11%	2.26%	2.85%
Without Sales Load [Member] | C000050721
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	3.29%	3.87%
Without Sales Load [Member] | C000050722
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	3.03%	3.60%
Without Sales Load [Member] | C000174022
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%	2.26%	2.85%
Without Sales Load [Member] | C000050720
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%	3.34%	3.94%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Customized Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	7.98%	4.19%	4.97%
Customized Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	7.98%	4.19%	4.97%
Customized Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	7.98%	4.19%	4.97%
Customized Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	7.98%	4.19%	4.97%